3. ACQUISITIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Business Combinations [Abstract]
3. ACQUISITIONS

NOTE 3. ACQUISITIONS

Idaho and Montana Assets—Part of the UREE (Delaware) Merger

        On July 18, 2011, the Company entered into an Agreement of Plan and Merger (the "Merger Agreement") to acquire U.S. Rare Earths, Inc., a Delaware corporation, and the acquisition closed on August 22, 2011. As part of the acquisition, the Company acquired rights to 583 unpatented lode mining claims located in Lemhi County, Idaho and 56 unpatented lode mining claims located in Beaverhead and Ravalli Counties, Montana. The mineral claims cover approximately 9,600 acres that are believed to be on, near or adjacent to anomalous values of rare earth elements.

        Pursuant to the terms of the Merger Agreement, stockholders of the Delaware entity exchanged 100% of their outstanding common stock for 1,666,667 unregistered shares of the Company's common stock valued at $8.55 per share. As part of the acquisition price, the Company also assumed a note payable in the amount of $1,418,719 and certain other accounts payable totaling $16,817. At closing, the Company paid $500,000 related to the notes payable.

        The Company was not able to obtain a valuation of the properties, assigned a fair value to the claims of $0, and recorded an impairment expense of $15,678,000 for the year ended December 31, 2011.

Colorado Assets—Part of the Seaglass Holding Corp Merger

        On December 15, 2010, the Company entered into an Agreement of Plan and Merger with Seaglass Holding Corp (the "Seaglass Merger Agreement"). As part of the acquisition of Seaglass, the Company acquired rights to 611 unpatented lode mining claims that cover approximately 12,200 acres of land in Fremont, Gunnison and Saguache Counties, Colorado. The Company believes the mineral claims are on, near or adjacent to anomalous values of rare earth elements. Pursuant to the terms of the Seaglass Merger Agreement, the stockholders of Seaglass exchanged 100% of the outstanding common stock of Seaglass for 1,966,667 unregistered shares of the Company's common stock valued at $1.50 per share, or $2,950,000. An independent evaluation was performed by a licensed professional engineer to estimate the fair market value of the claims on the date of acquisition. Based on this report, the Company assigned a fair value to the claims of $326,000 and recorded an impairment expense of $2,624,000 for the year ended December 31, 2010. An impairment expense of $326,000 was recorded for the year ended December 31, 2013.

        The Company has no reported mineral reserves and all activities are exploratory in nature. Any mineral reserves will only come from extensive additional exploration, engineering, and evaluation of existing or future mineral claims. All costs have been recorded as exploration expenses.

NOTE 3. ACQUISITIONS

Idaho and Montana Assets—Part of the UREE (Delaware) Merger

        On July 18, 2011, the Company entered into an Agreement of Plan and Merger to acquire U.S. Rare Earths, Inc., a Delaware corporation, and the acquisition closed on August 22, 2011. As part of the acquisition, the Company acquired rights to 583 unpatented lode mining claims located in Lemhi County, Idaho and 56 unpatented lode mining claims located in Beaverhead and Ravalli Counties, Montana. The mineral claims are on approximately 10,250 acres on, near, or adjacent to anomalous values of rare earth elements, including thorium, uranium, niobium and tantalum.

        Pursuant to the terms of the Merger Agreement, the Company's stockholders exchanged 100% of their outstanding common stock for 1,666,667 unregistered shares of the Company's common stock valued at $8.55 per share. As part of the acquisition price, the Company also assumed a note payable in the amount of $1,418,719 and certain other accounts payable totaling $16,817. At closing, the Company paid $500,000 related to the notes payable.

        The Company was not able to obtain a valuation of the properties, assigned a fair value to the claims of $0, and recorded an impairment expense of $15,678,000 for the year ended December 31, 2011.

Colorado Assets—Part of the Seaglass Holding Corp Merger

        On December 15, 2010, the Company entered into Agreement of Plan and Merger with Seaglass Holding Corp. As part of the acquisition of Seaglass, the Company acquired rights to 611 unpatented lode mining claims on approximately 12,418 acres located in Fremont, Gunnison and Saguache Counties of Colorado. The mineral claims are on, near, or adjacent to anomalous values of rare earth elements, including niobium thorium, and tantalum.

        Pursuant to the terms of the Seaglass Merger Agreement, the stockholders of Seaglass exchanged 100% of the outstanding common stock of Seaglass for 1,966,667 unregistered shares of its common stock valued at $1.50 per share or $2,950,000. An independent evaluation was performed by a licensed professional engineer to estimate the fair market value of the claims on the date of acquisition. Based on this report, the Company assigned a fair value to the claims of $326,000 and recorded an impairment expense of $2,624,000 for the year ended December 31, 2010. An impairment expense of $326,000 was recorded for the year ended December 31, 2013.

        The Company has no reported mineral reserves and all activities are exploratory in nature. Any mineral reserves will only come from extensive additional exploration, engineering, and evaluation of existing or future mineral properties. All costs have been recorded as exploration expenses.

        Because of limited staff, the Company relies on outside parties, including geologists, surveyors, laboratories, etc. in its business operations. The Company has historical data on mining operations at the properties listed above. Properties are visited at least twice a year, with each visit being approximately one week. All properties are accessible by vehicles.